20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Regulatory capital ratios
					Minimum
					To Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

Total capital (to risk-weighted assets)
Company	$51,304	13.09%	$31,365	8.00%	N/A	N/A
Bank	$50,765	12.97%	$31,314	8.00%	$39,143	10.00%

Tier I capital (to risk-weighted assets)
Company	$45,027	11.48%	$15,682	4.00%	N/A	N/A
Bank	$45,873	11.72%	$15,657	4.00%	$23,486	6.00%

Tier I capital (to average assets)
Company	$45,027	8.04%	$22,409	4.00%	N/A	N/A
Bank	$45,873	8.20%	$22,386	4.00%	$27,983	5.00%

December 31, 2012:
Total capital (to risk-weighted assets)
Company	$47,385	12.57%	$30,164	8.00%	N/A	N/A
Bank	$46,796	12.44%	$30,099	8.00%	$37,623	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,724	10.80%	$15,082	4.00%	N/A	N/A
Bank	$42,440	11.28%	$15,049	4.00%	$22,574	6.00%

Tier I capital (to average assets)
Company	$40,724	7.27%	$22,416	4.00%	N/A	N/A
Bank	$42,440	7.58%	$22,387	4.00%	$27,984	5.00%